Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

Our significant financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019 are as follows:

		December 31, 2020
($ thousands)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	10,738	—	10,738
Equity investments	Other non-current assets	6,026	—	—	6,026
Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	10,113	—	10,113

		December 31, 2019
($ thousands)	Balance Sheet Location	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Derivative assets	Other current and other non-current assets	—	8,317	—	8,317
Equity investments	Other non-current assets	7,769	—	—	7,769
Liabilities:
Derivative liabilities	Other current and other non-current liabilities	—	6,425	—	6,425

Valuation Techniques

Derivative assets and liabilities classified as Level 2 were derived from quoted market prices for similar instruments or by discounting the future cash flows with adjustments for credit risk as appropriate. All significant inputs were derived from or corroborated by observable market data including current forward exchange rates and LIBOR rates, among others.

At December 31, 2020 and 2019, the carrying amounts for cash and cash equivalents, restricted cash, trade and other receivables, other current assets, accounts payable, and other current liabilities approximated their estimated fair values because of their short-term nature.

Financial Assets Measured at Fair Value on a Nonrecurring Basis

Our assessment of goodwill for impairment includes various inputs, including forecasted revenue, forecasted operating profits, terminal growth rates, and weighted-average costs of capital. The projected cash flows used in calculating the fair value of our reporting units, using the income approach, considered historical and estimated future results and general economic and market conditions, as well as the impact of planned business and operational strategies. As a result, as of December 31, 2019, the Company classified the former International reporting unit measured at fair value on a nonrecurring basis within Level 3 of the fair value hierarchy.
Financial Assets and Liabilities Not Carried at Fair Value

The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2020 and 2019 are as follows:

	December 31, 2020
($ thousands)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	315,511	—	—	312,690	312,690
Equity investments	12,375	—	—	12,375	12,375
Liabilities:
Jackpot liabilities	218,943	—	—	210,516	210,516
Debt (1)	8,242,898	—	8,701,509	—	8,701,509

	December 31, 2019
($ thousands)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	349,103	—	—	349,686	349,686
Equity investments	11,482	—	—	11,482	11,482
Liabilities:
Jackpot liabilities	234,771	—	—	230,307	230,307
Debt (1)	8,062,816	—	8,589,939	—	8,589,939
(1) Debt excludes short-term borrowings and swap adjustments
Level 3 equity investments are measured at cost, less impairment, plus or minus changes resulting from observable price changes, which approximates fair value.